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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 – May 16, 2016 (liquidation date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Panther Small Cap Fund Form N-PX
Proxy Voting Record for the Period 7/1/2015 - 5/16/2016

Issuer's Name	Ticker	CUSIP #	Shareholder Meeting Date	Matter Identification	Proposal Type	Voted	Vote Cast	For/Against Management
The Finish Line	FINL	317923100	7/16/2015	Election of Director William Carmichael, Richard Crystal, and Sam Sato	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For
				Compensation of the company's executive directors	Management	Yes	Abstain	Against

Exact Sciences	EXAS	30063P105	7/26/2015	Election of Directors Thomas Carey, Daniel Levangie, and Michael Wyzga	Management	Yes	For	For
				Compensation of the company's executive directors	Management	Yes	For	For
				Proposal to approve the amendment and restatement of the 2010 long term inventive plan	Management	Yes	For	For
				Ratification of BDO USA, LLP as Independent Registered Public Accountant	Management	Yes	For	For

Arctic Cat	ACAT	39670104	8/9/2015	Election of Director Kim Brink	Management	Yes	For	For
				Election of Director Joseph Puishys	Management	Yes	For	For
				Ratification of Grant Thorton LLP as Independent Registered Public Accountant	Management	Yes	For	For

Cal-Maine Foods	CALM	128030202	10/2/2015	Election of Directors Adolphus Baker, Timothy Dawson, Letitia Hughes, Sherman Miller, James Poole, and Steve Sanders	Management	Not Voted[a]
				Ratification of Frost, PLLC as Independent Registered Public Accountant	Management	Not Voted[a]

Dycom	DY	267475101	11/24/2015	Election of Directors Stephen Coley, Patricia Higgins, Steven Nielsen, and Laurie Thomsen	Management	Yes	For	For
				Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountant	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For

Beazer Homes USA	BZH	07556Q881	12/7/2015	Election of Directors Elizabeth Acton, Lauren Alpert, Brian Beazer, Peter Leemputte, Allan Merrill, Norma Provencio, Larry Solari, and Stephen Zelnak	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Adoption of amended Certificate of Incorporation	Management	Yes	For	For
				Approval of new Section 382 Rights Agreement	Management	Yes	For	For

Celadon Group	CGI	150838100	12/11/2015	Election of Directors Stephen Russell, Catherine Langhamm, Michael Miller, Paul Will, Robert Long	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For

Greenbrier Companies	GBX	393657101	1/7/2016	Election of Directors Thomas Fargo, Duane Mcdougall, Donald Washburn, and Kelly Williams	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	Abstain	Against
				Ratification of KPMG LLP as Independent Registered Public Accountant	Management	Yes	For	For

Commercial Metals	CMC	201723103	1/13/2016	Election of Directors Rhys Best, Richard Kelson, Rick Mills, Charles Szews	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	Abstain	Against

Post Holdings	POST	737446104	1/28/2016	Election of Directors Greg Curl and David Skarie	Management	Yes	For	For
				Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountant	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Approval of POST long term incentive plan	Management	Yes	For	For

Atwood Oceanics	ATW	50095108	2/17/2016	Election of Directors Deb Beck, George Dotson, Jack Golden, Hans Helmerich, Jeff Miller, James Montague, Robert Saltiel, Phil Wedemeyer	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Approval of ATW long term incentive plan	Management	Yes	For	For
				Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountant	Management	Yes	For	For

Hill-Rom Holdings	HRC	431475102	3/15/2016	Election of Directors Rolf Classon, Will Dempsey, James Giertz, Charles Golden, John Greish, Will Kucheman, Ron Malone, Eduardo Menasce, Stacy Seng	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Reauthorization of HRC short term incentive plan	Management	Yes	For	For
				Reauthorization of Stock Incentive Compensation Plan	Management	Yes	For	For
				Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accountant	Management	Yes	For	For

Verifone Systems	PAY	92342Y109	3/24/2016	Election of Directors Robert Alspaugh, Karen Austin, Paul Galant, Alex Hart, Robert Henske, Wenda Millard, Eitan Raff, Jon Schwartz, Jane Thompson	Management	Yes	For	For
				Approval of amended and restated Bonus Plan	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

KB Home	KBH	48666K109	4/7/2016	Election of Directors Stephen Bollenbach, Tim Finchem, Dr. Stuart Gabriel, Dr. Thomas Gilligan, Ken Jastrow, Robert Johnson, Melissa Lora, Jeff Mezger, Robert Patton, Michael Wood	Management	Not Voted[a]
				The compensation of the company's named executive officers.	Management	Not Voted[a]
				Approval of amended Equity Incentive Plan	Management	Not Voted[a]
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Not Voted[a]

Waddell & Reed Financial	WDR	930059100	4/13/2016	Election of Directors Henry Herrmann and James Raines	Management	Not Voted[a]
				The compensation of the company's named executive officers.	Management	Not Voted[a]
				Approval of stock incentive plan	Management	Not Voted[a]
				Ratification of KPMG LLP as Independent Registered Public Accountant	Management	Not Voted[a]

Papa John's International	PZZA	698813102	4/28/2016	Election of Director Chris Coleman	Management	Not Voted[a]
				Election of Director Olivia Kirtley	Management	Not Voted[a]
				Election of Director Laurette Koellner	Management	Not Voted[a]
				Election of Director Sonya Medina	Management	Not Voted[a]
				Election of Director Kent Taylor	Management	Not Voted[a]
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Not Voted[a]
				Reapproval of payment of performance based incentive compensation	Management	Not Voted[a]
				The compensation of the company's named executive officers.	Management	Not Voted[a]

Almost Family	AFAM	20409108	5/2/2016	Election of Directors Will Yarmuth, Steve Bing, Donald McClinton, Tyree Wilburn, Jon Goldberg, Earl Reed, Henry Altman	Management	Not Voted[a]
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Not Voted[a]
				The compensation of the company's named executive officers.	Management	Not Voted[a]

Argo Group International Holdings	AGII	G0464B107	5/3/2016	Election of Directors Sedgwick Browne, Kathleen Nealon, John Tonelli	Management	Yes	For	For
				The compensation of the company's named executive officers.	Management	Yes	For	For
				Ratification of Ernst & Young as Independent Registered Public Accountant	Management	Yes	For	For

The Dixie Group	DXYN	255519100	5/3/2016	Election of Directors William Blue, Charles Brock, Daniel Frierson, Kennedy Frierson, Walt Hubbard, Lowry Kline, Hilda Murray, John Murrey, and Michael Owens	Management	Yes	For	For
				Approval of the 2016 Incentive Compensation Plan	Management	Yes	Abstain	Against
				Approval of material terms of the Performance Goals	Management	Yes	Abstain	Against
				The compensation of the company's named executive officers.	Management	Yes	Abstain	Against
				Ratification of Dixon Hughes Goodman LLP as Independent Registered Public Accountant	Management	Yes	For	For

Primoris Services	PRIM	74164F103	5/3/2016	Election of Directors Stephen Cook and Peter Moerbeek	Management	Yes	For	For
				Ratification of Moss Adams LLP as Independent Registered Public Accountant	Management	Yes	For	For

Alamo Group	ALG	11311107	5/5/2016	Election of Director Rod Baty	Management	Not Voted[a]
				Election of Director Rob Bauer	Management	Not Voted[a]
				Election of Director Helen Cornell	Management	Not Voted[a]
				Election of Director Eric Etchart	Management	Not Voted[a]
				Election of Director David Grzelak	Management	Not Voted[a]
				Election of Director Gary Matrin	Management	Not Voted[a]
				Election of Director Ron Robinson	Management	Not Voted[a]
				Approval that majority of shareholders can remove any director from office	Management	Not Voted[a]
				Approval of amendments to remove supermajority voting requirements	Management	Not Voted[a]
				Ratification of KPMG LLP as Independent Registered Public Accountant	Management	Not Voted[a]

Neff Corporation	NEFF	640094207	5/13/2016	Election of Directors Joseph Diegnan and Robert Singer	Management	Yes	For	For
				Ratification of Deloitte & Touche LLP as Independent Registered Public Accountant	Management	Yes	For	For

a.	The proxy was not received by the Advisor in time to vote the proxy.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President
Date	May 18, 2016

*	Print the name and title of each signing officer under his or her signature.